PIPE Investment (Details) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended
	Feb. 22, 2022	Jan. 23, 2022	Mar. 31, 2022	Jun. 30, 2022
PIPE Investment (Details) [Line Items]
Net proceeds			$ 7,262,219
Expire year description				Each Common Warrant has an exercise price of $3.29 per share of common stock, is exercisable at any time after the sixth month anniversary of the date of issuance, will expire five and one-half years from the date of issuance and is subject to customary adjustments.
Pre-Funded Warrants [Member]
PIPE Investment (Details) [Line Items]
Shares of common stock	1,293,541	1,293,541
Purchase price per shares	$ 12.94
Common Warrants [Member]
PIPE Investment (Details) [Line Items]
Unregistered warrants		2,586,667
Aggregate value				$ 3,600,000
Placement Agent [Member]
PIPE Investment (Details) [Line Items]
Cash fee equal ,percentage				6.00%
Gross proceeds				$ 465,600
Warrants to purchase of common stock				362,134
Aggregate number ,percentage				7.00%
Private Placement [Member]
PIPE Investment (Details) [Line Items]
Aggregate value				$ 500,000
Securities Purchase Agreement [Member]
PIPE Investment (Details) [Line Items]
Shares of common stock		1,293,126
Gross purchase price per share		$ 3
Net proceeds		$ 7,300,000
Percentage exceeds				9.99%
Securities Purchase Agreement [Member] | Pre-Funded Warrants [Member]
PIPE Investment (Details) [Line Items]
Warrant price per share				$ 3
Exercise price per share				$ 0.00001
Exceed outstanding percentage				9.99%
Securities Purchase Agreement [Member] | Warrant [Member]
PIPE Investment (Details) [Line Items]
Exercise price per share				$ 3.29
Exceed outstanding percentage				4.99%